CONTRACTS RECEIVABLE, NET (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Contracts Receivable [Abstract]
Contracts receivable	$ 12,928,033	$ 7,798,424
Allowance for doubtful accounts
Contracts receivable, net	$ 12,928,033	$ 7,798,424